ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET
Total intangible assets	$ 12,489	$ 12,826
Less: Accumulated amortization	(6,848)	(5,340)
Less: Accumulated impairment	(637)	(631)
Intangible assets, net	5,004	6,855
Additional disclosure
Amortization expense for acquired intangible assets	1,932	1,778	403
Expected amortization expense
2013	1,641
2014	1,538
2015	1,294
2016
Impairment loss for the intangible assets	0	19	0
Customer relationship
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,999	3,958
Less: Accumulated amortization	(2,878)	(2,201)
Less: Accumulated impairment	(114)	(113)
Operating licenses
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,004	1,458
Less: Accumulated amortization	(516)	(967)
Less: Accumulated impairment	(478)	(473)
Complete technology
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,938	2,908
Less: Accumulated amortization	(1,611)	(1,093)
Contract backlog
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	302	299
Less: Accumulated amortization	(302)	(299)
Non-compete agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	275	272
Less: Accumulated amortization	(250)	(198)
Less: Accumulated impairment	(9)	(9)
Content copyright
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	20	20
Less: Accumulated amortization	(20)	(20)
Partnership agreement
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	3,384	3,349
Less: Accumulated amortization	(1,271)	(562)
Domain name
ACQUIRED INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	567	562
Less: Accumulated impairment	$ (36)	$ (36)